Property, Equipment and Software and Related Accumulated Depreciation and Amortization (Detail)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation and amortization	¥ (200,356,406)	$ (28,857,325)	¥ (205,160,974)
Property plant and equipment, net	26,765,824	3,855,081	33,846,518
Office buildings
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	69,341,652	9,987,275	69,276,652
Computer and equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	109,486,562	15,769,345	118,052,297
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	11,556,908	1,664,541	11,008,880
Office furniture and fixtures
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	7,644,476	1,101,034	11,355,064
Motor vehicles
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	10,490,731	1,510,980	10,889,632
Software
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	¥ 18,601,901	$ 2,679,231	¥ 18,424,967